Note 5. Notes Payable.	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes
Note 5. Notes Payable.

Note 5. Notes Payable

Convertible Notes Payable

On March 24, 2014, we issued a convertible promissory note in the amount of $40,000 to an unaffiliated party in consideration for past services provided to the Company. The Note bears interest at the rate of 1% per annum, is due and payable on March 24, 2015 and is convertible at a price of $0.005 per share. On March 24, 2014, the holder of the 2014 Note transferred and assigned the 2014 Note to five unaffiliated parties bearing the same interest rate and conversion price. In connection with the transfer and assignment of the 2014 Note, the Company agreed to extend the maturity date from March 24, 2015 to July 1, 2016.

On December 10, 2014, upon the request of all fifteen note holders, all convertible promissory notes in the aggregate principal amount of $125,000 were converted into 4,125,000 shares (16,500,000 pre-reverse stock split) consistent with the provisions of the notes.

In accordance to ASC #815, Accounting for Derivative Instruments and Hedging Activities, we evaluated the holder's non-detachable conversion right provision and liquidated damages clause, contained in the terms governing the Note to determine whether the features qualify as an embedded derivative instruments at issuance. Such non-detachable conversion right provision and liquidated damages clause did not need to be accounted for as derivative financial instruments. Additionally, since the conversion price of the two notes represented the fair market value of the Company's common stock at the time of issuance, no beneficial conversion feature exists. We believe that the Company's shares of common stock is and have been very thinly traded during the last 3 years and that the fair value of the stock price was deemed not to be a fair value. Management decided that because the Company's ability to continue as a going concern was in question and that it has no revenue sources that the conversion price was a better measure of fair market value. Based on that decision, no beneficial conversion feature was reflected in the financial statements.

On July 8, 2014 the company issued a convertible promissory note to Axel Springer Plug & Play Accelerator GmbH (the "Holder"), in the amounts of $29,719. The Convertible Notes are convertible at the lessor of a market based discounted and a fixed rate derived from a fixed market cap. The Holders have the right following the Date of Issuance, and until any time until the convertible Promissory Note is fully paid, to convert any outstanding and unpaid principal portion of the Convertible Promissory Note, and accrued interest, into fully paid and non-assessable shares of Common Stock. Holder was not issued warrants with the Convertible Promissory Note. See Note 6 for description of derivative testing.

Note Payable - Not Convertible

On December 15, 2014, we issued a promissory note in the amount of $22,375 to an unaffiliated party in consideration for payments made on behalf of the Company for service provided to the Company (the "December 2014 Note"). The December 2014 Note bears interest at the rate of 1% per annum, is due and payable on May 12, 2015. On April 21, 2015 this promissory note with interest due was repaid in full.

During the second quarter the promissory note in the amount of $22,375 with interest due was repaid in full.

On January 14 and 16, 2015, we issued two promissory notes in the amount of $15,000 each to two different unaffiliated party in consideration for cash transferred to the Company (the "January 2015 Notes"). The January 2015 Notes bears interest at the rate of 1% per annum, are due and payable on January 14 and 16, 2016 and are not convertible to common stock.

One of the notes was repaid in full on March 3, 2015 with interest due waived the by the debtor, and the second note was repaid on April 22, 2015 with interest due waived the by the debtor.

During the second quarter an agreement was reached with the holder of $120,979 advance payable note to settle the full amount due for $30,000 and interest due. The settlement with all note holders resulted in $528 loss on debt settlement due to the payment being higher than principal and accrued interest as of that date as well as a charge of $90,979 considered a contribution of capital due to the fact that note holder, IMWT, was a related party.

We concluded that these notes have a stated rate of interest that is different from the rate of interest that is appropriate for this type of debt at the date of the transaction. Accordingly, the company imputed interest at an appropriate rate estimated at 8% as prescribed under FASB ASC 835. The resultant charge of $6,280 for the period ending December 31, 2014 and $4,113 for the period ending September 30, 2015 to interest expense was considered a contribution of capital and was recorded in additional paid in capital.

On November 16, 2014 four individuals loaned amount to company, totaling $87,910 with maturity dates of November 16, 2015 and bearing an interest rate of 8% per annum, these notes were fully converted on July 16, 2015 to Company shares of commons stock and warrants as described in Note 3.

Between March 31, 2015 and July 31, 2015 the Chief Scientist Ministry of Israel loaned the company an amount of $82,071. The loan bears 17% interest and shall be due and payable when the company generates sales revenue from products in development.

For the periods ended September 30, 2015 and December 31, 2014 the Company has recognized $7,444 and $2,013, respectively, in accrued interest expense related to the stated interest rate on the notes. Interest expense for the periods ended September 30, 2015 and September 30, 2014, respectively, were $18,763 and $0, of which $9,555 and $0 is from the amortization of debt discount.

Note 5. Notes Payable.

Convertible Notes Payable

On October 2, 2009, we issued to our former President and principal shareholder a convertible promissory note in the principal amount of $35,000 bearing interest of 12% per annum (the "2009 Note") in consideration of cash advances made to the Company. The 2009 Note provided for an initial conversion price of $0.10 per share. On March 24, 2014, the board authorized a reduction of the interest rate from 12% per annum to 1% per annum and an adjustment of the conversion rate from $0.10 per share to $0.01 per share. The maturity date was extended from December 31, 2014 to July 1, 2016. On March 24, 2014, our former President and principal shareholder transferred and assigned the 2009 Note and its related accrued interest to five unaffiliated parties each of which have the same interest rate and conversion price.

On August 1, 2011, we issued to our former President and principal shareholder a convertible promissory note in the principal amount of $50,000 bearing interest of 12% per annum (the "2011 Note") in consideration of cash advances made to the Company. The 2011 Note provided for an initial conversion price of $0.03 per share. On March 24, 2014, the board authorized a reduction of the interest rate from 12% per annum to 1% per annum and an adjustment of the conversion price from $0.03 per share to $0.01 per share. The maturity date was extended from December 31, 2014 to July 1, 2016. On March 24, 2014, our former President and principal shareholder transferred and assigned the 2011 Note and its related accrued interest to five unaffiliated parties, each of which have the same interest rate and conversion price.

On March 24, 2014, we issued a convertible promissory note in the amount of $40,000 to an unaffiliated party in consideration for past services provided to the Company. The Note bears interest at the rate of 1% per annum, is due and payable on March 24, 2015 and is convertible at a price of $0.005 per share. On March 24, 2014, the holder of the 2014 Note transferred and assigned the 2014 Note to five unaffiliated parties bearing the same interest rate and conversion price. In connection with the transfer and assignment of the 2014 Note, the Company agreed to extend the maturity date from March 24, 2015 to July 1, 2016.

In accordance to FASB ASC 815, Accounting for Derivative Instruments and Hedging Activities, we evaluated the holder’s non-detachable conversion right provision and liquidated damages clause, contained in the terms governing the Note to determine whether the features qualify as an embedded derivative instruments at issuance. Such non-detachable conversion right provision and liquidated damages clause did not need to be accounted for as derivative financial instruments.

In accordance with FASB ASC 470, the Company has analyzed the beneficial nature of the conversion terms and determined that a beneficial conversion feature (BCF) exists because the effective conversion price was less than the quoted market price at the time of the issuance. The Company calculated the value of the BCF using the intrinsic method as stipulated in ASC 470. The BCF of $125,000 has been recorded as a discount to the 2014 notes payable and a corresponding entry to Additional Paid-in Capital. We generally amortize this discount to expense over the stated term of the each note.

On December 10, 2014, all fifteen convertible promissory notes in the aggregate principal amount of $125,000 converted to 4,125,000 shares (16,500,000 pre-reverse stock split) consistent with the provisions of the notes. Upon the conversion all remaining unamortized debt discount arising from the BCF was immediately accelerated. This resulted in $125,000 of amortization expense in 2014. Related accrued interest of $35,295 was not included in the conversion and remains unpaid at December 31, 2014.

Note Payable - Not Convertible

On December 15, 2014, we issued a promissory note in the amount of $22,375 to an unaffiliated party in consideration for payments made to outside service providers of the Company. The Note bears interest at the rate of 1% per annum, is due and payable on January 15, 2016 and is not convertible to common stock.

We concluded that these notes have a stated rate of interest that is different from the rate of interest that is appropriate for this type of debt at the date of the transaction. ay Accordingly, the company imputed interest at an appropriate rate estimated at 8% as prescribed under FASB ASC 835. The resultant charge of $6,280 to interest expense was considered a contribution of capital.

For the period ended December 31, 2014 the Company has recognized $3,255 in accrued interest expense related to the stated interest rate on the notes and has recognized $17,490 in imputed interest expense. Interest expense in 2013 consisted of $10,200 in accrued interest at the stated rate.